Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 99.0%

CHINA — 99.0%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,292	$32,960
Alibaba Group Holding Ltd.	13,200	218,407
Anker Innovations Technology Co., Ltd., Class A	2,810	40,005
ANTA Sports Products Ltd.	3,800	41,781
BeiGene Ltd. *	2,291	48,457
BYD Co., Ltd., Class H	2,000	101,273
Centre Testing International Group Co., Ltd., Class A	20,300	36,079
China Merchants Bank Co., Ltd., Class H	18,000	106,721
China Oilfield Services Ltd., Class H	18,000	14,893
Contemporary Amperex Technology Co., Ltd., Class A	2,700	94,501
Dongguan Yiheda Automation Co., Ltd., Class A	2,960	10,330
ENN Energy Holdings Ltd.	3,900	32,234
Estun Automation Co., Ltd., Class A	12,200	36,057
Fuyao Glass Industry Group Co., Ltd., Class H	5,200	37,202
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,900	12,879
Haidilao International Holding Ltd.	19,000	42,852
Haier Smart Home Co., Ltd., Class H	13,000	41,906
Hangzhou Robam Appliances Co., Ltd., Class A	11,300	35,380
Horizon Robotics, Inc. *	25,200	21,890
Huayu Automotive Systems Co., Ltd., Class A	13,200	32,990
Jiangsu Azure Corp., Class A	18,800	36,703
KE Holdings, Inc., Class A	4,767	32,231
Kingdee International Software Group Co., Ltd. *	12,000	20,429
Kingsoft Corp., Ltd.	5,200	25,325
Kuaishou Technology *	4,700	32,959
Kweichow Moutai Co., Ltd., Class A	500	107,694
Li Ning Co., Ltd.	10,500	21,551
Luckin Coffee, Inc. ADR *	1,012	35,005
Medlive Technology Co., Ltd.	12,500	21,111
Meituan, Class B *	8,890	178,889
Midea Group Co., Ltd., Class A	7,100	76,887
Minth Group Ltd. *	8,000	21,335
NAURA Technology Group Co., Ltd., Class A	600	34,584
NetEase, Inc.	3,200	65,736
PDD Holdings, Inc. ADR *	914	108,172
Ping An Insurance Group Co. of China Ltd., Class H	16,500	98,488
Pop Mart International Group Ltd.	3,800	76,801
Proya Cosmetics Co., Ltd., Class A	3,096	35,290
SG Micro Corp., Class A	2,177	26,315
Shandong Sinocera Functional Material Co., Ltd., Class A	15,500	39,818
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	600	17,733
Shenzhen Inovance Technology Co., Ltd., Class A	5,200	48,911
Shenzhen Megmeet Electrical Co., Ltd., Class A	3,525	30,006
Shenzhou International Group Holdings Ltd.	5,000	37,596
Silergy Corp.	2,000	23,231
Sinocare, Inc., Class A	5,700	18,704
Sungrow Power Supply Co., Ltd., Class A	2,160	20,711
Sunny Optical Technology Group Co., Ltd.	4,200	38,772
Tencent Holdings Ltd.	6,000	383,376
Weichai Power Co., Ltd., Class H	20,000	42,123
Yifeng Pharmacy Chain Co., Ltd., Class A	6,580	22,587
Yonyou Network Technology Co., Ltd., Class A *	7,300	15,295
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	8,900	35,619
Zhongji Innolight Co., Ltd., Class A	1,400	19,484

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
Zijin Mining Group Co., Ltd., Class H	30,000	$68,457
		2,956,725
TOTAL INVESTMENTS — 99.0%
(cost $2,972,199)		$2,956,725
Other assets less liabilities — 1.0%		31,156
NET ASSETS — 100.0%		$2,987,881

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$143,177	$2,813,548	$—	$2,956,725
Total	$143,177	$2,813,548	$—	$2,956,725

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.